Note 8 - Equipment (Details Textual) $ in Thousands	13 Months Ended
Mar. 31, 2017 CAD ($)
Gross carrying amount [member]
Statement Line Items [Line Items]
Increase (decrease) through transfers, property, plant and equipment	$ 94